JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.4%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	20	3,697

Automobiles — 2.0%
Tesla, Inc.*	33	25,513

Beverages — 1.8%
Coca-Cola Co. (The)	273	14,345
PepsiCo, Inc.	58	8,664

		23,009

Biotechnology — 3.4%
AbbVie, Inc.	203	21,860
Biogen, Inc. *	14	3,877
Exelixis, Inc. *	203	4,298
Seagen, Inc. *	37	6,215
Vertex Pharmaceuticals, Inc. *	39	7,110

		43,360

Building Products — 1.3%
Allegion plc	49	6,411
Trane Technologies plc	61	10,531

		16,942

Capital Markets — 0.4%
S&P Global, Inc.	13	5,481

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	42	6,303

Construction & Engineering — 0.5%
Quanta Services, Inc.	57	6,488

Consumer Finance — 0.5%
Capital One Financial Corp.	39	6,301

Containers & Packaging — 0.3%
Berry Global Group, Inc. *	73	4,426

Entertainment — 1.1%
Electronic Arts, Inc.	27	3,855
Netflix, Inc. *	17	10,254

		14,109

Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	6	5,057
Host Hotels & Resorts, Inc. *	310	5,059
Prologis, Inc.	81	10,135

		20,251

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	13	5,842

Food Products — 1.3%
Bunge Ltd.	63	5,156
Hershey Co. (The)	29	4,857
Mondelez International, Inc., Class A	105	6,097

		16,110

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	217	9,424
Medtronic plc	82	10,292
Stryker Corp.	30	7,964

		27,680

Health Care Providers & Services — 1.5%
Anthem, Inc.	16	6,114
Humana, Inc.	14	5,448
UnitedHealth Group, Inc.	18	7,033

		18,595

Health Care Technology — 0.7%
Cerner Corp.	120	8,448

Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A *	38	6,321
Booking Holdings, Inc. *	2	5,460
Darden Restaurants, Inc.	37	5,544
Expedia Group, Inc. *	56	9,112
Las Vegas Sands Corp. *	108	3,953
McDonald’s Corp.	35	8,415
Yum! Brands, Inc.	3	368

		39,173

Household Durables — 1.1%
PulteGroup, Inc.	111	5,079
Toll Brothers, Inc.	168	9,266

		14,345

Insurance — 0.3%
Arch Capital Group Ltd. *	95	3,631

Interactive Media & Services — 11.0%
Alphabet, Inc., Class A *	14	36,627
Alphabet, Inc., Class C *	13	35,715
Facebook, Inc., Class A *	182	61,702
Zillow Group, Inc., Class C *	72	6,337

		140,381

Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc. *	24	78,184

IT Services — 4.7%
Mastercard, Inc., Class A	111	38,662
PayPal Holdings, Inc. *	40	10,278
Visa, Inc., Class A	50	11,227

		60,167

Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	80	12,602
Thermo Fisher Scientific, Inc.	24	13,427

		26,029

Machinery — 1.6%
Deere & Co.	20	6,567
Ingersoll Rand, Inc. *	111	5,585
Parker-Hannifin Corp.	17	4,782
Toro Co. (The)	36	3,546

		20,480

Media — 0.4%
Altice USA, Inc., Class A *	267	5,526

Multiline Retail — 0.9%
Target Corp.	51	11,736

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Oil, Gas & Consumable Fuels — 0.9%
Cheniere Energy, Inc. *	121	11,808

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	63	3,751

Road & Rail — 2.7%
CSX Corp.	278	8,256
Lyft, Inc., Class A *	224	11,978
Norfolk Southern Corp.	27	6,364
Old Dominion Freight Line, Inc.	26	7,292

		33,890

Semiconductors & Semiconductor Equipment — 6.4%
Applied Materials, Inc.	34	4,338
Lam Research Corp.	38	21,515
NVIDIA Corp.	82	17,070
NXP Semiconductors NV (China)	64	12,457
Qorvo, Inc. *	24	3,979
QUALCOMM, Inc.	70	9,041
Texas Instruments, Inc.	69	13,205

		81,605

Software — 20.7%
Adobe, Inc. *	47	26,944
Cadence Design Systems, Inc. *	73	11,085
Ceridian HCM Holding, Inc. *	90	10,079
Dropbox, Inc., Class A *	347	10,151
Fortinet, Inc. *	34	9,900
HubSpot, Inc. *	8	5,206
Intuit, Inc.	55	29,457
Microsoft Corp.	449	126,682
Palo Alto Networks, Inc. *	27	12,885
PTC, Inc. *	55	6,588
VMware, Inc., Class A * (a)	21	3,152
Workday, Inc., Class A *	48	11,945

		264,074

Specialty Retail — 4.4%
Bath & Body Works, Inc.	103	6,479
Best Buy Co., Inc.	39	4,123
Lowe’s Cos., Inc.	97	19,677
O’Reilly Automotive, Inc. *	28	17,110
TJX Cos., Inc. (The)	136	8,993

		56,382

Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc.	792	112,012
Hewlett Packard Enterprise Co.	364	5,191
Seagate Technology Holdings plc	97	7,996

		125,199

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	99	14,436

TOTAL COMMON STOCKS (Cost $739,197)		1,243,352

SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $19,671)	19,666	19,675

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	1,994	1,994
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	714	714

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,708)		2,708

TOTAL SHORT-TERM INVESTMENTS (Cost $22,379)		22,383

Total Investments — 99.2% (Cost $761,576)		1,265,735
Other Assets Less Liabilities — 0.8%		9,818

Net Assets — 100.0%		1,275,553

Percentages indicated are based on net assets.

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $2,593.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	132	12/2021	USD	28,397	(615)

Abbreviations

USD	United States Dollar

JPMorgan U.S. GARP Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,265,735	$—	$—	$1,265,735

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(615)	$—	$—	$(615)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$31,110	$26,972	$38,407	$—	(c)	$—	(c)	$19,675	19,666	$5		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	1,994	8,000	8,000	—	(c)	—	(c)	1,994	1,994	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	915	10,313	10,514	—		—		714	714	—	(c)	—

Total	$34,019	$45,285	$56,921	$—	(c)	$—	(c)	$22,383		$5		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.